UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

________

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway International Small Cap Fund

Institutional Class - CIISX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the Institutional Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Institutional Class	$124	1.10%

How did the Fund perform in the last year?

• The Fund’s Institutional Class outperformed the MSCI ACWI ex-USA Small Cap Index (“Index”) during the twelve months ended September 30, 2024. The performance for the period is shown in the Average Annual Total Returns table below.

• The top performing markets in our investable universe were Hungary, Poland, and South Africa. The worst performing markets were Turkey, Colombia, and Mexico. The best performing sectors in the Index were financials, utilities, and industrials. The worst performing sectors were energy, information technology, and consumer discretionary.

• On a gross return basis, holdings in the banks, financial services, and media & entertainment industry groups contributed to relative performance. Fund holdings in the automobiles & components and materials industry groups, along with an overweight position in the energy industry group, detracted from relative performance.

• The top stock-level contributor to return was electrical power financier, Power Finance Corp. Ltd. (India). Other notable contributors included insurance & banking services company, Unipol Gruppo SpA (Italy), and bank, Bper Banca (Italy). The largest detractor was auto manufacturer, Mitsubishi Motors Corp. (Japan). Additional notable detractors included polysilicon manufacturer, Daqo New Energy Corp. - ADR (China), and plant engineering contractor, JGC Holdings Corp. (Japan).

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Causeway International Small Cap Fund, Institutional Class - $2267111	MSCI ACWI ex-USA IMI (Net) (USD)* - $1700539	MSCI ACWI ex-USA Small Cap (Gross) (USD) - $1974749	MSCI ACWI ex-USA Small Cap (Net) (USD) - $1847283
Oct/14	$1000000	$1000000	$1000000	$1000000
Sep/15	$1012000	$896244	$987009	$958447
Sep/16	$1116106	$984170	$1123163	$1086702
Sep/17	$1426085	$1176606	$1343591	$1295257
Sep/18	$1414113	$1197612	$1373665	$1319389
Sep/19	$1266122	$1175552	$1301740	$1245075
Sep/20	$1273749	$1216849	$1397471	$1331742
Sep/21	$1662998	$1523034	$1866369	$1772164
Sep/22	$1339837	$1131301	$1333190	$1259414
Sep/23	$1798360	$1359734	$1594542	$1498769
Sep/24	$2267111	$1700539	$1974749	$1847283

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-947-7000 or visit https://www.causewaycap.com/fund/international-small-cap-fund/ for current month-end performance.

*  The Fund’s benchmark changed from the MSCI ACWI ex USA Small Cap Index (Gross) to the MSCI ACWI ex USA IMI Index (Net) in January 2024, and the Fund is also presenting the MSCI ACWI ex USA Small Cap Index (Net). The MSCI ACWI ex USA Small Cap Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI ACWI ex USA Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings. While the MSCI ACWI ex USA IMI Index (Net) is a broad-based index presented for regulatory reasons, the Fund believes the MSCI ACWI ex USA Small Cap Index (Net) is more representative of the securities in which the Fund will invest.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Causeway International Small Cap Fund, Institutional Class	26.07%	12.36%	8.57%
MSCI ACWI ex-USA IMI (Net) (USD)*	25.06%	7.66%	5.86%
MSCI ACWI ex-USA Small Cap (Gross) (USD)	23.84%	8.69%	7.08%
MSCI ACWI ex-USA Small Cap (Net) (USD)	23.25%	8.21%	6.64%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$226,273	185	$1,555	113%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Japan
26.2%
Taiwan
11.2%
India
7.9%
United Kingdom
6.3%
Canada
6.3%
Italy
6.2%
Australia
6.1%
South Korea
5.8%
Turkey
2.4%
Singapore
2.2%
China
2.1%
Germany
1.6%
Other Countries
15.5%

Value	Value
Other Countries	15.5%
Germany	1.6%
China	2.1%
Singapore	2.2%
Turkey	2.4%
South Korea	5.8%
Australia	6.1%
Italy	6.2%
Canada	6.3%
United Kingdom	6.3%
India	7.9%
Taiwan	11.2%
Japan	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Unipol Gruppo SpA	2.1%
Banca Monte dei Paschi di Siena SpA	1.8%
JB Hi-Fi Ltd.	1.8%
Power Finance Corp. Ltd.	1.7%
KPIT Technologies Ltd.	1.7%
Celestica Inc.	1.6%
FinVolution Group ADR	1.6%
Credit Saison Co. Ltd.	1.5%
Simplo Technology Co. Ltd.	1.5%
Mitsubishi Motors Corp.	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-small-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Causeway Capital Management Trust

Causeway International Small Cap Fund / Institutional Class - CIISX

Annual Shareholder Report - September 30, 2024

CCM-AR-TSR-2024-8

Causeway Capital Management Trust

Causeway International Small Cap Fund

Investor Class - CVISX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the Investor Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Investor Class	$153	1.35%

How did the Fund perform in the last year?

• The Fund’s Investor Class outperformed the MSCI ACWI ex-USA Small Cap Index (“Index”) during the twelve months ended September 30, 2024. The performance for the period is shown in the Average Annual Total Returns table below.

• The top performing markets in our investable universe were Hungary, Poland, and South Africa. The worst performing markets were Turkey, Colombia, and Mexico. The best performing sectors in the Index were financials, utilities, and industrials. The worst performing sectors were energy, information technology, and consumer discretionary.

• On a gross return basis, holdings in the banks, financial services, and media & entertainment industry groups contributed to relative performance. Fund holdings in the automobiles & components and materials industry groups, along with an overweight position in the energy industry group, detracted from relative performance.

• The top stock-level contributor to return was electrical power financier, Power Finance Corp. Ltd. (India). Other notable contributors included insurance & banking services company, Unipol Gruppo SpA (Italy), and bank, Bper Banca (Italy). The largest detractor was auto manufacturer, Mitsubishi Motors Corp. (Japan). Additional notable detractors included polysilicon manufacturer, Daqo New Energy Corp. - ADR (China), and plant engineering contractor, JGC Holdings Corp. (Japan).

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Causeway International Small Cap Fund, Investor Class - $22174	MSCI ACWI ex-USA IMI (Net) (USD)* - $17005	MSCI ACWI ex-USA Small Cap (Gross) (USD) - $19747	MSCI ACWI ex-USA Small Cap (Net) (USD) - $18473
Oct/14	$10000	$10000	$10000	$10000
Sep/15	$10100	$8962	$9870	$9584
Sep/16	$11118	$9842	$11232	$10867
Sep/17	$14171	$11766	$13436	$12953
Sep/18	$14029	$11976	$13737	$13194
Sep/19	$12539	$11756	$13017	$12451
Sep/20	$12580	$12168	$13975	$13317
Sep/21	$16390	$15230	$18664	$17722
Sep/22	$13171	$11313	$13332	$12594
Sep/23	$17635	$13597	$15945	$14988
Sep/24	$22174	$17005	$19747	$18473

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-947-7000 or visit https://www.causewaycap.com/fund/international-small-cap-fund/ for current month-end performance.

*  The Fund’s benchmark changed from the MSCI ACWI ex USA Small Cap Index (Gross) to the MSCI ACWI ex USA IMI Index (Net) in January 2024, and the Fund is also presenting the MSCI ACWI ex USA Small Cap Index (Net). The MSCI ACWI ex USA Small Cap Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI ACWI ex USA Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings. While the MSCI ACWI ex USA IMI Index (Net) is a broad-based index presented for regulatory reasons, the Fund believes the MSCI ACWI ex USA Small Cap Index (Net) is more representative of the securities in which the Fund will invest.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Causeway International Small Cap Fund, Investor Class	25.74%	12.08%	8.33%
MSCI ACWI ex-USA IMI (Net) (USD)*	25.06%	7.66%	5.86%
MSCI ACWI ex-USA Small Cap (Gross) (USD)	23.84%	8.69%	7.08%
MSCI ACWI ex-USA Small Cap (Net) (USD)	23.25%	8.21%	6.64%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$226,273	185	$1,555	113%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	15.5%
Germany	1.6%
China	2.1%
Singapore	2.2%
Turkey	2.4%
South Korea	5.8%
Australia	6.1%
Italy	6.2%
Canada	6.3%
United Kingdom	6.3%
India	7.9%
Taiwan	11.2%
Japan	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Unipol Gruppo SpA	2.1%
Banca Monte dei Paschi di Siena SpA	1.8%
JB Hi-Fi Ltd.	1.8%
Power Finance Corp. Ltd.	1.7%
KPIT Technologies Ltd.	1.7%
Celestica Inc.	1.6%
FinVolution Group ADR	1.6%
Credit Saison Co. Ltd.	1.5%
Simplo Technology Co. Ltd.	1.5%
Mitsubishi Motors Corp.	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-small-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Causeway Capital Management Trust

Causeway International Small Cap Fund / Investor Class - CVISX

Annual Shareholder Report - September 30, 2024

CCM-AR-TSR-2024-7

(b) Not applicable

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer. During the fiscal year ended September 30, 2024, there were no material changes or waivers to the code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Eric Sussman, Lawry Meister, John Graham and Victoria B. Rogers. Each audit committee financial expert is “independent” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant for the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

		2024	2023
(a)	Audit Fees	$294,030	$308,780
(b)	Audit-Related Fees	None	None
(c)	Tax Fees(1)	$66,400	$68,520
(d)	All Other Fees	None	None

Note:

(1)	Tax fees include amounts related to tax return and excise tax calculation reviews and foreign tax reclaim services.

(e)(1) The registrant’s audit committee has adopted a charter that requires it to pre-approve the engagement of auditors to (i) audit the registrant’s financial statements, (ii) provide other audit or non-audit services to the registrant, or (iii) provide non-audit services to the registrant’s investment adviser if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal year ended September 30, 2024, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and the registrant’s investment adviser were $849,249. For the fiscal year ended September 30, 2023, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and the registrant’s investment adviser were $868,973.

(h) The audit committee considered whether the provision of non-audit services rendered to the registrant’s investment adviser by the registrant’s principal accountant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)  Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedules of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

Table of Contents

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	24
Notice to Shareholders	25
Statement Regarding Basis for Renewal of Investment Advisory Agreement (Form N-CSR Item 11)	26

Schedule of Investments

September 30, 2024

Causeway International Small Cap Fund	Number of Shares	Value (000)

COMMON STOCK
Australia — 6.1%
AGL Energy Ltd.	203,273	$1,663
Charter Hall Group [1]	66,945	739
GrainCorp Ltd., Class A	234,024	1,489
Helia Group Ltd.	253,740	712
JB Hi-Fi Ltd.	72,274	3,994
New Hope Corp. Ltd.	217,036	782
Perenti Ltd.	919,226	693
Perseus Mining Ltd.	370,510	668
Pro Medicus Ltd.	11,647	1,435
Super Retail Group Ltd.	68,269	858
Yancoal Australia Ltd.	179,108	759
		13,792
Austria — 1.0%
Raiffeisen Bank International AG	115,465	2,295

Belgium — 0.8%
Proximus SADP	149,371	1,164
Solvay S.A.	19,407	760
		1,924
Brazil — 0.8%
Cia de Saneamento de Minas Gerais Copasa MG	272,083	1,161
Fleury SA	210,000	595
		1,756
Canada — 6.3%
AGF Management Ltd., Class B	373,354	2,526
Atco Ltd., Class I	18,200	645
Athabasca Oil Corp. [2]	181,000	642
B2Gold Corp.	283,400	876
Celestica Inc. [2]	70,371	3,597
Finning International Inc.	27,806	913
RioCan Real Estate Investment Trust [1]	52,900	797
Russel Metals Inc.	73,551	2,232
TransAlta Corp.	66,400	688
Whitecap Resources Inc.	172,600	1,289
		14,205

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Small Cap Fund	Number of Shares	Value (000)

China — 2.1%
FinVolution Group ADR	579,035	$3,578
Hello Group Inc. ADR	140,078	1,066
		4,644
Denmark — 1.1%
Bavarian Nordic A [2]	24,909	861
D/S Norden A/S	20,573	855
ISS A	43,101	862
		2,578
Finland — 0.3%
Konecranes OYJ	7,885	592

France — 0.5%
Valeo	89,600	1,079

Germany — 1.6%
CTS Eventim AG & Co. KGaA	7,953	826
HOCHTIEF AG	5,867	722
TUI AG [2]	278,234	2,119
		3,667
Hong Kong — 0.6%
Kerry Properties Ltd.	613,665	1,307

India — 7.9%
CESC Ltd.	497,795	1,196
Chennai Petroleum Corp. Ltd.	74,663	833
Glenmark Pharmaceuticals Ltd.	30,056	600
IDFC Ltd.	434,586	588
KPIT Technologies Ltd.	194,429	3,777
LIC Housing Finance Ltd. [2]	73,669	582
National Aluminium Co. Ltd.	1,227,696	3,081
NCC Ltd.	259,328	934
Power Finance Corp. Ltd.	667,676	3,889
Raymond Ltd.	28,376	596
Redington Ltd. [2]	282,457	622
Voltas Ltd.	50,658	1,115
		17,813

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Small Cap Fund	Number of Shares	Value (000)

Indonesia — 0.6%
Indo Tambangraya Megah Tbk PT	768,200	$1,343

Israel — 0.7%
Tower Semiconductor Ltd. [2]	17,100	756
ZIM Integrated Shipping Services Ltd.	32,000	821
		1,577
Italy — 6.2%
A2A SpA	660,529	1,525
Banca Monte dei Paschi di Siena SpA	724,429	4,179
Buzzi SpA	20,434	815
Hera SpA	180,411	719
Iveco Group NV	207,811	2,086
Unipol Gruppo SpA	404,742	4,807
		14,131
Japan — 26.2%
Adastria Co. Ltd.	40,300	935
Alfresa Holdings Corp.	40,600	637
Alps Electric Co. Ltd.	109,200	1,173
BIPROGY Inc.	21,700	734
Cosmo Energy Holdings Co. Ltd.	22,600	1,229
Credit Saison Co. Ltd.	139,300	3,471
Daicel Corp.	57,400	532
Daiwa House REIT Investment Corp., Class REIT [1]	482	790
Dexerials Corp.	79,200	1,116
Dowa Holdings Co. Ltd.	16,500	603
EDION Corp.	44,000	562
Fujikura Ltd.	73,100	2,450
GungHo Online Entertainment Inc.	64,700	1,387
H.U. Group Holdings Inc.	33,100	611
Hanwa Co. Ltd.	27,400	947
IDOM Inc.	101,200	757
Japan Petroleum Exploration Co. Ltd.	92,500	670
JTEKT Corp.	96,800	688
Kintetsu Group Holdings Co. Ltd.	61,700	1,531
Kuraray Co. Ltd.	101,100	1,491
Kyushu Electric Power Co. Inc.	50,000	543
Macnica Holdings Inc.	75,000	1,037

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Small Cap Fund	Number of Shares	Value (000)

Japan — (continued)
Mebuki Financial Group Inc.	250,200	$1,000
Medipal Holdings Corp.	40,100	695
Mitsubishi Motors Corp.	1,172,200	3,136
Mitsui Mining & Smelting Co. Ltd.	24,900	846
Mixi Inc.	60,800	1,168
Namura Shipbuilding Co. Ltd.	56,500	549
NET One Systems Co. Ltd.	27,000	672
NGK Insulators Ltd.	44,400	578
NHK Spring Co. Ltd.	73,500	930
NOF Corp.	36,400	623
NS United Kaiun Kaisha Ltd.	34,600	1,086
NSK Ltd.	172,500	865
Oji Holdings Corp.	294,600	1,177
Persol Holdings Co. Ltd.	619,200	1,106
Sankyo Co. Ltd.	206,500	3,026
Santen Pharmaceutical Co. Ltd.	102,000	1,231
Sanwa Holdings Corp.	37,500	985
Shimamura Co. Ltd.	23,600	1,285
SKY Perfect JSAT Holdings Inc.	122,200	758
Sojitz Corp.	108,300	2,536
Suzuken Co. Ltd.	20,300	706
Taiheiyo Cement Corp.	34,300	804
Takashimaya Co. Ltd.	74,600	593
Tohoku Electric Power Co. Inc.	160,900	1,535
Tokyo Steel Manufacturing Co. Ltd.	134,600	1,858
Tokyo Tatemono Co. Ltd.	44,400	709
Tokyu Fudosan Holdings Corp.	202,900	1,392
Transcosmos Inc.	33,200	819
Valor Co. Ltd.	63,400	972
Yamada Holdings Co. Ltd.	309,700	967
Yamazaki Baking Co. Ltd.	34,400	681
		59,182
Netherlands — 0.5%
Signify NV	44,312	1,044

Norway — 1.4%
Europris ASA	107,121	683
Hafnia Ltd.	157,928	1,124

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Small Cap Fund	Number of Shares	Value (000)

Norway — (continued)
MPC Container Ships ASA	636,181	$1,468
		3,275
Portugal — 0.2%
Banco Comercial Portugues S.A., Class R	1,231,653	556

Saudi Arabia — 0.6%
Jamjoom Pharmaceuticals Factory Co.	16,061	816
United Electronics Co.	21,337	539
		1,355
Singapore — 2.2%
Mapletree Pan Asia Commercial Trust [1]	1,094,500	1,260
Sembcorp Industries Ltd.	151,000	651
Suntec Real Estate Investment Trust [1]	619,800	641
Yangzijiang Shipbuilding Holdings Ltd.	1,324,500	2,525
		5,077
South Korea — 5.8%
BNK Financial Group Inc.	104,220	721
CJ Corp.	6,804	619
DB HiTek Co. Ltd.	18,349	565
HD Hyundai Electric Co. Ltd.	7,199	1,814
Hyundai Marine & Fire Insurance Co. Ltd.	50,943	1,286
Hyundai Wia Corp.	13,310	524
JB Financial Group Co. Ltd.	103,357	1,210
LS Corp.	15,317	1,443
LX INTERNATIONAL CORP.	78,893	1,810
OCI Holdings Co. Ltd.	11,602	629
PharmaResearch Co. Ltd.	4,332	638
Samsung Securities Co. Ltd.	16,969	565
SOOP Co. Ltd.	7,581	581
Youngone Corp.	23,945	740
		13,145
Spain — 0.8%
Indra Sistemas S.A.	37,874	695
Logista Integral S.A.	35,877	1,081
		1,776

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Small Cap Fund	Number of Shares	Value (000)

Sweden — 1.0%
AAK AB	19,433	$637
Elekta AB, Class B	88,437	631
SSAB AB, Class B	189,853	972
		2,240
Switzerland — 0.3%
Galenica AG	7,091	624

Taiwan — 11.2%
Arcadyan Technology Corp.	142,000	637
Chicony Electronics Co. Ltd.	199,000	1,031
Chroma ATE Inc.	115,000	1,357
Fitipower Integrated Technology Inc.	70,000	590
Genius Electronic Optical Co. Ltd.	130,000	1,997
Getac Holdings Corp.	228,000	803
Giant Manufacturing Co. Ltd.	113,000	800
International Games System Co. Ltd.	93,000	2,898
King Slide Works Co. Ltd.	25,000	869
Lotes Co. Ltd.	59,000	2,582
Powertech Technology Inc.	180,000	779
Primax Electronics Ltd.	252,000	722
Radiant Opto-Electronics Corp.	385,000	2,366
Simplo Technology Co. Ltd.	306,000	3,418
Sitronix Technology Corp.	79,000	570
T3EX Global Holdings Corp.	363,000	1,020
Tripod Technology Corp.	249,000	1,546
United Integrated Services Co. Ltd.	72,000	726
Wisdom Marine Lines Co. Ltd.	310,000	747
		25,458
Thailand — 1.4%
Regional Container Lines PCL	2,180,800	1,830
Sansiri PCL	22,305,800	1,324
		3,154
Turkey — 2.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	189,176	1,086
Dogus Otomotiv Servis ve Ticaret AS	163,467	1,047
Is Gayrimenkul Yatirim Ortakligi AS [1,2]	1,277,113	657
Mavi Giyim Sanayi Ve Ticaret AS, Class B	226,417	597
Migros Ticaret AS	106,378	1,400

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Small Cap Fund	Number of Shares	Value (000)

Turkey — (continued)
Turk Traktor ve Ziraat Makineleri AS	34,834	$719
		5,506
United Kingdom — 6.3%
abrdn PLC	527,442	1,152
Balfour Beatty PLC	145,700	839
Beazley PLC	164,692	1,676
British Land Co. PLC [1]	266,113	1,549
Drax Group PLC	134,032	1,155
IG Group Holdings PLC	62,177	765
Inchcape PLC	94,983	1,011
Investec PLC	86,646	659
ITV PLC	618,048	661
JET2 PLC	53,895	1,009
Keller Group PLC	79,127	1,710
Serco Group PLC	239,595	570
Zigup PLC	292,321	1,505
		14,261
Total Common Stock
(Cost $188,049) — 96.9%		219,356

EXCHANGE TRADED FUND
Vanguard FTSE All World ex-US Small-Cap ETF	14,862	1,872

Total Exchange Traded Fund
(Cost $1,805) — 0.8%		1,872

PREFERENCE STOCK
Brazil — 0.6%
Metalurgica Gerdau SA, Class A	617,800	1,235

Total Preference Stock
(Cost $1,425) — 0.6%		1,235

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Small Cap Fund	Number of Shares	Value (000)

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.84% *	3,429,722	$3,430

Total Short-Term Investment
(Cost $3,430) — 1.5%		3,430

Total Investments — 99.8%
(Cost $194,709)		225,893

Other Assets in Excess of Liabilities — 0.2%		380

Net Assets — 100.0%		$226,273

*	The rate reported is the 7-day effective yield as of September 30, 2024.
1	Real Estate Investment Trust.
2	Non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at September 30, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$13,792	$—	$—	$13,792
Austria	2,295	—	—	2,295
Belgium	1,924	—	—	1,924
Brazil	1,756	—	—	1,756
Canada	14,205	—	—	14,205
China	4,644	—	—	4,644
Denmark	2,578	—	—	2,578
Finland	592	—	—	592
France	1,079	—	—	1,079
Germany	3,667	—	—	3,667
Hong Kong	1,307	—	—	1,307

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Schedule of Investments (concluded)

September 30, 2024

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
India	$17,813	$—	$—	$17,813
Indonesia	1,343	—	—	1,343
Israel	1,577	—	—	1,577
Italy	14,131	—	—	14,131
Japan	59,182	—	—	59,182
Netherlands	1,044	—	—	1,044
Norway	3,275	—	—	3,275
Portugal	556	—	—	556
Saudi Arabia	1,355	—	—	1,355
Singapore	5,077	—	—	5,077
South Korea	13,145	—	—	13,145
Spain	1,776	—	—	1,776
Sweden	2,240	—	—	2,240
Switzerland	624	—	—	624
Taiwan	25,458	—	—	25,458
Thailand	—	3,154	—	3,154
Turkey	5,506	—	—	5,506
United Kingdom	14,261	—	—	14,261
Total Common Stock	216,202	3,154	—	219,356
Exchange Traded Fund	1,872	—	—	1,872
Preference Stock
Brazil	1,235	—	—	1,235
Total Preference Stock	1,235	—	—	1,235
Short-Term Investment	3,430	—	—	3,430
Total Investments in Securities	$222,739	$3,154	$—	$225,893

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Statement of Assets and Liabilities (000)*

CAUSEWAY INTERNATIONAL SMALL CAP FUND
9/30/24
ASSETS:
Investments at Value (Cost $194,709)	$225,893
Foreign Currency (Cost $70)	70
Receivable for Dividends	812
Receivable for Fund Shares Sold	739
Receivable for Tax Reclaims	383
Prepaid Expenses	38
Total Assets	227,935
LIABILITIES:
Accrued Foreign Capital Gains Tax on Appreciated Securities	900
Payable for Fund Shares Redeemed	298
Payable for Investment Securities Purchased	201
Payable Due to Adviser	167
Payable for Shareholder Service Fees - Investor Class	16
Payable Due to Administrator	3
Payable for Trustees' Fees	2
Other Accrued Expenses	75
Total Liabilities	1,662
Net Assets	$226,273
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$181,032
Total Distributable Earnings	45,241
Net Assets	$226,273
Net Asset Value Per Share (based on net assets of $150,972,657 ÷ 9,613,467 shares) - Institutional Class	$15.70
Net Asset Value Per Share (based on net assets of $75,300,254 ÷ 4,804,775 shares) - Investor Class	$15.67

* Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Statement of Operations (000)

CAUSEWAY INTERNATIONAL SMALL CAP FUND
10/01/23 to 9/30/24
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $887)	$7,058
Total Investment Income	7,058
EXPENSES:
Investment Advisory Fees	1,728
Shareholder Service Fees — Investor Class	117
Administration Fees	32
Custodian Fees	83
Transfer Agent Fees	74
Professional Fees	50
Registration Fees	47
Printing Fees	16
Trustees' Fees	9
Other Fees	37
Total Expenses	2,193
Waiver of Investment Advisory Fees	(173)
Total Waiver	(173)
Net Expenses	2,020
Net Investment Income	5,038

Net Realized Gain (Loss) on:
Investments	13,919
Foreign Capital Gains Tax	(392)
Foreign Currency Transactions	(74)
Net Realized Gain (Loss)	13,453

Net Unrealized Appreciation (Depreciation) on:
Investments	21,450
Accrued Foreign Capital Gains Tax on Appreciated Securities	(431)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	17
Net Unrealized Appreciation (Depreciation)	21,036
Net Realized and Unrealized Gain	34,489
Net Increase in Net Assets Resulting from Operations	$39,527

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Statements of Changes in Net Assets (000)

	CAUSEWAY INTERNATIONAL SMALL CAP FUND
	10/01/23 to 9/30/24	10/01/22 to 9/30/23
OPERATIONS:
Net Investment Income	$5,038	$5,040
Net Realized Gain	13,453	5,607
Net Change in Unrealized Appreciation (Depreciation)	21,036	19,130

Net Increase in Net Assets Resulting From Operations	39,527	29,777
DISTRIBUTIONS:
Institutional Class	(7,144)	(2,691)
Investor Class	(1,630)	(824)
Total Distributions to Shareholders	(8,774)	(3,515)
Net Increase in Net Assets Derived from Capital Share Transactions(1)	64,750	33,828
Total Increase in Net Assets	95,503	60,090
NET ASSETS:
Beginning of Year	130,770	70,680
End of Year	$226,273	$130,770

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Financial Highlights

For the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years

	Net Asset Value, Beginning of Year ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway International Small Cap Fund
Institutional
2024	13.27	0.41	2.89	3.30	(0.85)	(0.02)	(0.87)
2023	10.18	0.54	2.89	3.43	(0.34)	—	(0.34)
2022	13.11	0.54	(2.99)	(2.45)	(0.48)	—	(0.48)
2021	10.41	0.33	2.78	3.11	(0.41)	—	(0.41)
2020	10.75	0.27	(0.17)	0.10	(0.44)	—	(0.44)
Investor
2024	13.25	0.43	2.83	3.26	(0.82)	(0.02)	(0.84)
2023	10.17	0.47	2.92	3.39	(0.31)	—	(0.31)
2022	13.11	0.55	(3.03)	(2.48)	(0.46)	—	(0.46)
2021	10.41	0.41	2.68	3.09	(0.39)	—	(0.39)
2020	10.75	0.25	(0.18)	0.07	(0.41)	—	(0.41)

†	Per share amounts calculated using average shares method.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Net Asset Value, End of Year ($)	Total Return (%)	Net Assets, End of Year ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

15.70	26.07	150,973	1.10	1.21	2.91	113
13.27	34.22	110,568	1.10	1.31	4.39	133
10.18	(19.43)	39,067	1.10	1.41	4.29	147
13.11	30.56	62,232	1.10	1.48	2.67	112
10.41	0.60	72,577	1.14	1.46	2.73	99

15.67	25.74	75,300	1.35	1.44	2.95	113
13.25	33.89	20,202	1.35	1.56	3.98	133
10.17	(19.64)	31,613	1.35	1.64	4.63	147
13.11	30.29	9,034	1.35	1.69	3.19	112
10.41	0.33	1,573	1.38	1.70	2.48	99

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund

Notes to Financial Statements

1.	Organization

Causeway International Small Cap Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 20, 2014. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of September 30, 2024, the Trust has four additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to pro

Causeway International Small Cap Fund

Notes to Financial Statements

(continued)

vide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the fiscal year ended September 30, 2024, there were no changes to the Fund’s fair value methodologies.

Causeway International Small Cap Fund

Notes to Financial Statements

(continued)

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the fiscal year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)    the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)    purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these

Causeway International Small Cap Fund

Notes to Financial Statements

(continued)

foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2025 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (exclud ing brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 1.10% of Institutional Class and Investor Class average daily net assets. For the fiscal year ended September 30, 2024, the Adviser waived $172,691 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the fiscal year ended September 30, 2024, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of September 30, 2024, approximately $5,979 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

Causeway International Small Cap Fund

Notes to Financial Statements

(continued)

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the fiscal year ended September 30, 2024, for the Fund were as follows (000):

Purchases	Sales
$252,103	$193,859

5.	Risks of Foreign and Small Cap Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries

Causeway International Small Cap Fund

Notes to Financial Statements

(continued)

or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments. In addition, armed conflict between Israel, Hamas and other groups in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect Fund performance.

The Fund invests a significant portion of its assets in the securities of smaller capitalization companies. Investments in smaller companies involve additional risks and typically exhibit higher volatility. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal

Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Causeway International Small Cap Fund

Notes to Financial Statements

(continued)

During the fiscal year ended September 30, 2024, there were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2024 and September 30, 2023 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2024	$8,579	$195	$8,774
2023	3,515	—	3,515

As of September 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$15,141
Undistributed Long-Term Capital Gains	6,367
Unrealized Appreciation	23,733
Total Distributable Earnings	$45,241

At September 30, 2024, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$201,263	$36,676	$(12,943)	$23,733

7.	Capital Shares Issued and Redeemed (000)

	Fiscal Year Ended September 30, 2024		Fiscal Year Ended September 30, 2023
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	2,907	$41,863	7,114	$83,523
Shares Issued in Reinvestment of Dividends and Distributions	540	7,142	237	2,689
Shares Redeemed	(2,164)	(30,588)	(2,857)	(34,004)
Increase in Shares Outstanding Derived from Institutional Class Transactions	1,283	18,417	4,494	52,208
Investor Class
Shares Sold	4,041	57,167	331	4,106
Shares Issued in Reinvestment of Dividends and Distributions	123	1,627	72	822
Shares Redeemed	(884)	(12,461)	(1,986)	(23,308)
Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	3,280	46,333	(1,583)	(18,380)
Net Increase in Shares Outstanding from Capital Share Transactions	4,563	$64,750	2,911	$33,828

Causeway International Small Cap Fund

Notes to Financial Statements

(concluded)

8.	Significant Shareholder Concentration

As of September 30, 2024, two of the Fund's shareholders of record owned 73% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, was a party to an agreement which enabled it to participate in a $10 million secured committed revolving line of credit with The Bank of New York Mellon which expired on February 14, 2024. The proceeds from the borrowings, if any, were used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, was charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund was also charged a portion of a commitment fee of 0.20% per annum. As of September 30, 2024, the Fund no longer had access to the line of credit and there were no borrowings outstanding.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Small Cap Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Causeway Capital Management Trust and Shareholders of Causeway International Small Cap Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Causeway International Small Cap Fund (one of the funds constituting Causeway Capital Management Trust, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

November 21, 2024

We have served as the auditor of one or more investment companies in Causeway Capital Management Investment Company Complex since 2001.

Causeway International Small Cap Fund

Notice to Shareholders (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2025. Please consult your tax adviser for proper treatment of this information.

For the fiscal year ended September 30, 2024, the Fund is designating the following items with regard to distributions paid during the year:

(A)	(B)	(C)	(D)	(E)
Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)	Dividends (1) for Corporate Dividends Received Deduction (Tax Basis)
1.95%	98.05%	0.00%	100.00%	0.00%
(F)	(G)	(H)	(I)
Qualified Dividend Income	Interest Related Dividends	Qualified Short-Term Capital Gain Dividends	Qualified Foreign Tax Credit Pass Through
47.47%	0.00%	0.00%	12.46%

(1) Qualified Dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A), (B), (C) and (D) are based on a percentage of the Fund’s total distribution including pass-through as foreign tax credit.

Item (E) is based on a percentage of ordinary income distributions of the Fund.

Item (F) represents the amount of “Qualified Dividend Income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions.” It is the Fund’s intention to designate the maximum amount permitted by the law up to 100%.

Item (G) is the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Item (H) is the amount of “Qualified Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Item (I) is the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distribution during the fiscal year ended September 30, 2024. The Fund accrued Foreign taxes during the fiscal year ended September 30, 2024, amounted to $1,248,536 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 – Dividend for the year ended December 31, 2024. In addition, for the fiscal year ended September 30, 2024, gross income derived from sources within foreign countries amounted to $7,184,090 for the Fund.

Causeway International Small Cap Fund

Statement Regarding Basis for Renewal of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)

At a meeting on August 12, 2024, the Trustees considered and approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between Causeway Capital Management Trust (the “Trust”) and Causeway Capital Management LLC (the “Adviser”) with respect to Causeway International Small Cap Fund (the “Fund”) for a twelve-month period beginning September 20, 2024. Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires the Board of Trustees (the “Board”) of the Trust annually to approve continuance of the Advisory Agreement. Continuance of the Advisory Agreement must be approved by a majority of the Trustees and a majority of the independent Trustees (i.e., Trustees who are not “interested persons” of the Trust as defined in the 1940 Act). The Board was comprised of four independent Trustees when the continuation of the Advisory Agreement was considered.

Information Received. At each regular quarterly meeting, the Board reviews a wide variety of materials relating to the nature, extent and quality of the Adviser’s services, including information concerning the Fund’s performance. In addition, at a special meeting on June 26, 2024, the Trustees received and reviewed extensive quantitative and qualitative materials prepared by the Adviser relating to the Advisory Agreement in response to information requested on the independent Trustees’ behalf by their independent legal counsel. At the June special meeting, the Trustees also received and reviewed a report prepared by Broadridge Financial Solutions, Inc. providing comparative expense and performance information about the Fund to assist with the annual review of the Advisory Agreement. Following that meeting, the Trustees requested additional information, and received and reviewed further materials prepared by the Adviser relating to their consideration of the renewal of the Advisory Agreement at the August 12, 2024 meeting.

Factors Considered. In reviewing the Advisory Agreement, the Trustees considered a number of factors including, but not limited to: (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Fund, (3) comparisons of the services rendered and the amounts paid under the Advisory Agreement with those of other funds and those of the Adviser under other investment advisory agreements with other registered investment companies, (4) the costs of the services provided and estimated profits realized by the Adviser and its affiliates from their relationship with the Fund, (5) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, and (6) any other benefits derived by the Adviser from its relationship with the Fund.

First, regarding the nature, extent and quality of the services provided by the Adviser, the Trustees considered, among other things, the Adviser’s personnel, experience, track record and compliance program. The Trustees considered the qualifications, backgrounds and responsibilities of the Adviser’s principal personnel who provide services to the Fund, as well as the level of attention those individuals provide to the Fund. The Trustees noted the Adviser’s commitment to devoting resources to staffing and technology in support of its investment management services. They also reviewed the Adviser’s investment philosophy and processes and its compliance program, its various administrative, legal and regulatory responsibilities, and considered the scope of the Adviser’s services to the Fund. The Trustees concluded that the nature, extent and quality of the services provided by the Adviser should continue to benefit the Fund and its shareholders.

Causeway International Small Cap Fund

Statement Regarding Basis for Renewal of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)

(continued)

Second, regarding the investment performance of the Fund, the Trustees reviewed the investment results of the Fund for various periods ended March 31, 2024, compared to the results of the MSCI ACWI ex USA Small Cap Index, the median of the mutual funds included in the Morningstar Foreign Small/Mid-Value category, and the median of the funds in a peer group selected by Broadridge. They noted that, consistent with Broadridge’s practice, the Broadridge 15(c) Report focused on one class of shares – the Institutional Class – and that Investor Class shares are subject to a 25 basis point shareholder service fee, which increases expenses and reduces performance from that shown. They noted that the Institutional Class had outperformed its Broadridge peer group median for the prior one-year and annualized three and five-year periods. The Trustees considered the Fund’s exposure to the value investment style, global uncertainties and volatility, and continued enhancements to the quantitative model used by the Fund, and concluded that the overall performance results and other considerations supported their view that the Adviser’s services to the Fund are of a high quality. The Trustees concluded that the Adviser’s record in managing the Fund in a manner consistent with the described investment strategy and style indicated that its continued management had the potential to benefit the Fund and its shareholders.

Third, regarding the Fund’s advisory fee and total expenses as a percentage of the Fund’s average daily net assets:

●

The Trustees compared the Fund’s advisory fee and total expenses with those of other similar mutual funds. They noted that the Fund’s advisory fee was 100 basis points per annum compared to a median of 94 basis points for its Broadridge peer group and a range of 36-108 basis points for the funds in its peer group. The Trustees noted that the Fund’s Institutional Class annual expense ratio, after application of the Adviser’s expense limit, of 110 basis points was the same as the median of the funds in its Broadridge peer group and within the range of 36-133 basis points of the funds in its peer group.

●

The Trustees compared the Fund’s advisory fee with the fees charged by the Adviser to other clients. The Trustees noted that, although the fees paid by the Adviser’s other accounts were lower than the fee paid by the Fund, the differences appropriately reflected the Adviser’s significantly greater responsibilities with respect to the Fund and the risks of managing a sponsored fund, and are not determinative of whether the fees charged to the Fund are fair. The Trustees noted that the Adviser’s services to the Fund included the provision of many additional or more extensive administrative and shareholder services (such as services related to the Fund’s disclosure documents, financial statements, 1940 Act compliance policies and procedures, preparation of Board and committee materials and meetings, annual Board reports and certifications, oversight of daily valuation, oversight of Fund service providers, negotiation of Fund intermediary agreements, coordination with Fund intermediaries providing shareholder recordkeeping services, shareholder communications, and due diligence for advisers, consultants and institutional investors).

The Trustees concluded that the Fund’s advisory fee and expense ratio were reasonable and appropriate under the circumstances.

Fourth, the Trustees considered the Adviser’s costs of providing services to the Fund and estimated profits realized by the Adviser from its relationship with the Fund. They reviewed the Adviser’s estimated after-tax profit margin

Causeway International Small Cap Fund

Statement Regarding Basis for Renewal of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)

(concluded)

with respect to such services for the twelve months ended March 31, 2024 and the methodology used to generate that estimate, and noted that the cost allocation methodology presented to the Trustees was reasonable. They also observed that the Adviser indicated that the Fund was not currently profitable. After consideration of these matters, the Trustees concluded that the Adviser’s operating margin with respect to its relationship with the Fund was reasonable.

Fifth, regarding economies of scale, the Trustees observed that, although the Fund’s advisory fee schedule does not contain fee breakpoints, it is difficult to determine the existence or extent of any economies of scale. They noted that the Adviser is sharing economies of scale through reasonable advisory fee levels, expense limit agreements, and devoting additional resources to staff and technology, including cybersecurity, to focus on continued performance and service to the Fund’s shareholders. They considered certain initiatives and noted that the Adviser continues to innovate and enhance its capabilities, and that innovation is a means of reinvesting in its services. They also noted the entrepreneurial risks taken by the Adviser in forming the Fund and that the Adviser had incurred losses in managing the Fund. The Trustees concluded that under the circumstances the Adviser is sharing any economies of scale with the Fund appropriately.

Sixth, regarding any other benefits derived by the Adviser from its relationship with the Fund – often called “fall-out” benefits — the Trustees observed that the Adviser does not earn “fall-out” benefits such as affiliated custody fees, affiliated transfer agency fees, affiliated brokerage commissions, profits from rule 12b-1 fees, “contingent deferred sales commissions” or “float” benefits on short-term cash. The Trustees concluded that the primary “fall-out” benefit received by the Adviser is research services provided by brokers used by the Fund and that this benefit is reasonable in relation to the value of the services that the Adviser provides to the Fund.

Approval. At the June 26, 2024 and August 12, 2024 meetings, the Trustees discussed the information and factors noted above with representatives of the Adviser and, at the August 12, 2024 meeting, the Trustees considered the approval of the Advisory Agreement. The independent Trustees also met in a private session at all meetings with independent counsel at which no representatives of the Adviser were present. In their deliberations, the independent Trustees did not identify any particular information or factor that was determinative or controlling, each Trustee did not necessarily attribute the same weight to each factor, and the foregoing summary does not detail all the matters considered. Based on their review, the Trustees (all of whom are independent) unanimously concluded that the Advisory Agreement is fair and reasonable to the Fund and its shareholders and that the Fund’s advisory fee is reasonable and renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders, and the Board of Trustees unanimously approved renewal of the Advisory Agreement for a twelve-month period beginning September 20, 2024.

Causeway International Small Cap Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-AR-010-1000

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: December 6, 2024

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: December 6, 2024